Summary of Charges Recognized in Accompanying Consolidated Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Cost of goods sold and occupancy costs
Restructuring Cost and Reserve [Line Items]
Charges and credits impact on Operating income (loss)		$ 1
Operating and selling expenses
Restructuring Cost and Reserve [Line Items]
Charges and credits impact on Operating income (loss)	21	25	14
General and administrative expenses
Restructuring Cost and Reserve [Line Items]
Charges and credits impact on Operating income (loss)	$ 26	$ 25	$ 22